Business Combination (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Objet Ltd [Member]
Cash payment for acquisition		$ 1,340,897
Business Acquisition Purchase Price Assumed Resulted In Recognition Of Backlog		6,300
Acquisition related costs	3,500		4,500
MakerBot [Member]
Acquisition related costs		$ 3,800
Shares issued for acquisition		4,760
Ownership percentage		100.00%
Additional shares authorized for issuance		2,380